Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and contingencies
Schedule of purchase obligations

	Obligations Due by Period
Purchase Obligations	Total	FY24	FY25
	€M	€M	€M
2014 Boeing Contract	4,342	2,895	1,447